LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

	Years ended December 31,
	2020	2019
Balance, beginning of year	$58.8	$9.0
Reclassification of pre-existing finance leases upon adoption of IFRS 16	—	9.3
Additions	24.4	47.0
Interest expense	2.9	1.8
Foreign exchange impact	0.2	0.2
Principal lease payments	(16.5)	(6.8)
Interest payments	(3.0)	(1.7)
Balance, end of year	$66.8	$58.8
Current portion	$18.0	$13.4
Non-current portion	48.8	45.4
	$66.8	$58.8

	Years ended December 31,
	2020	2019
Amounts recognized in Statement of earnings (loss):
Short-term and low-value leases	$47.2	$23.7
Variable lease payments	$30.1	$26.8